Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

Note 11 - Leases

1.	Material lease agreements entered into during the period

Ellomay Solar Italy Eleven, S.L. leases the land on which it is constructing solar plant in the municipality of Torino, Verolengo, Piemonte Region, Italy, from a private lessor for a period of 31 years. There will be a regular semi-annual rent of approximately €214 thousand, not including VAT. The semi-annual rent is linked to the Italian CPI.

A right-of-use asset in the amount of €7,375 thousand has been recognized in the statement of financial position in respect of leases of land. A lease liability in the amount of €7,375 thousand has been recognized in the statement of financial position in respect of such leases of land, out of which an amount of €60 thousand has been recognized in short-term liabilities.

2.	Right-of-use assets

		Spain			Israel
	Italy	Subsidized Solar Plants	28 MW Solar	Talasol Solar	Pumped Storage	USA	Total
	€ in thousands
Cost

Balance as at January 1, 2025	13,201	958	1,388	7,340	9,619	1,809	34,315
Additions	7,375	-	-	-	-	867	8,242
Depreciation for the period	(337)	(44)	(22)	(239)	(224)	(33)	(899)
Other	-	(21)	45	182	55	-	261
Effect of changes in exchange rates	-	-	-	-	(382)	(236)	(618)
Balance as at June 30, 2025	20,239	893	1,411	7,283	9,068	2,407	41,301

3.	Lease liability

Maturity analysis of the Company’s lease liabilities

June 30, 2025
€ in thousands
Less than one year	791
One to five years	3,912
More than five years	29,041

Total	33,744

Current maturities of lease liability	791

Long-term lease liability	32,953